CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
REVENUES	$ 412,769	$ 4,435,043	$ 1,950,602	$ 6,453,376
COST OF REVENUES	1,184,848	3,965,910	2,411,640	6,314,477
GROSS PROFIT (LOSS)	(772,079)	469,133	(461,038)	138,899
OPERATING EXPENSES:
Selling, general and administrative	615,508	1,102,404	1,513,368	2,080,613
Salaries, wages and payroll taxes	578,900	1,376,176	2,126,108	3,348,244
Bad debt expense	57,480	0	2,422,457	0
Professional fees	255,690	1,480,599	3,206,388	3,018,702
Depreciation and amortization	220,749	7,405	451,983	236,019
Impairment expense	0	0	6,925,137	0
TOTAL OPERATING EXPENSES	1,728,326	3,966,584	16,645,441	8,683,578
OPERATING LOSS	(2,500,405)	(3,497,451)	(17,106,479)	(8,544,679)
OTHER INCOME (EXPENSE):
Interest expense	(39,647)	(852)	(157,062)	(518,606)
Loss on deconsolidation	(1,642,795)	0	(1,642,795)	0
Change in fair market of derivative liabilities	16,334	42,049	16,334	167,156
Loss on equity investment	(74,028)	0	(139,084)	0
Gain on the forgiveness of debt	106,794	0	106,794	35,750
Restructuring costs	0	(501,431)	0	(501,431)
Foreign currency exchange rate variance	15,651	(227,887)	4,932	(208,033)
TOTAL OTHER INCOME (EXPENSE)	(1,617,691)	(688,121)	(1,810,881)	(1,025,164)
Net loss	(4,118,096)	(4,185,572)	(18,917,360)	(9,569,843)
Net loss attributable to non-controlling interests	30,997	234,725	810,693	348,406
Net loss attributable to DarkPulse, Inc.	$ (4,087,099)	$ (3,950,847)	$ (18,106,669)	$ (9,221,437)